INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
INCOME TAXES
6.	INCOME TAXES

On July 31, 2012, NTRH was established as the parent company of NTR and NTB. NTRH elected to be taxed as a corporation for federal and state income tax purposes effective August 1, 2012. Prior to that, no provision for federal income tax was calculated on earnings of the Company or its subsidiaries as all entities were non-taxable. The Company’s policy is to recognize interest related to any underpayment of taxes as interest expense, and any penalties as administrative expenses.

On August 1, 2012, the Company recorded an $8.0 million tax charge to recognize its deferred tax asset and liability positions as of NTRH’s election to be taxed as a corporation. As of NTRH’s election date, the Company recorded a current deferred tax asset of $2.2 million, included in other current assets, and a non-current deferred tax liability of $10.2 million, included in other liabilities.

The income tax provision in the accompanying consolidated financial statements consists of the following:

	Three Months Ended	Nine Months Ended
(in millions)	September 30, 2012	September 30, 2012
Current tax expense	$—	$0.1
Deferred tax expense	7.7	7.7

Total tax expense	$7.7	$7.8

The Company’s effective tax rate for the three and nine months ended September 30, 2012 was 11.2% and 6.5%, respectively, as compared to the Company’s combined federal and state expected statutory tax rate of 40.4%. The Company’s effective tax rate for the three and nine months ended September 30, 2012 is lower than the statutory rate primarily due to the fact that only the retail operations of the Company are taxable entities. This lowering of the effective tax rate is partially offset by the impact of the opening deferred tax charge of $8.0 million as of the effective date of NTRH electing to be treated as a taxable entity.

As a result of the Company’s analysis, management has determined that the Company does not have any material uncertain tax positions.

5. INCOME TAXES

For the period subsequent to the Acquisition, the Company is a pass through entity for federal income tax purposes. As a result, there are no federal income taxes incurred. For the year ended December 31, 2011 and the Successor Period ended December 31, 2010 the Company incurred state income taxes of less than $0.1 million.

For all periods prior to the Acquisition, the taxable results of the Predecessor were included in the consolidated U.S. federal and various state and local tax returns of Marathon Oil. Also, in certain state, local and foreign jurisdictions, the Predecessor filed on a stand-alone basis. The tax provisions and related balance sheet disclosures for the period prior to the closing of the Acquisition have been prepared assuming the Predecessor was a stand-alone taxpayer for the periods presented.

The components of the Predecessor’s income tax provision are as follows:

	Predecessor
(in millions)	Eleven Months Ended November 30, 2010	Year Ended December 31, 2009
Income Tax Provision
Federal
Current	$51.2	$25.9
Deferred	(0.6)	0.4

	$50.6	$26.3
State and local
Current	$16.7	$8.4
Deferred	(0.2)	0.1

	$16.5	$8.5
Total
Current	$67.9	$34.3
Deferred	(0.8)	0.5

	$67.1	$34.8

A reconciliation of the federal statutory income tax rate (35 percent) for the Predecessor applied to income before income taxes to the provision for income taxes is as follows:

	Predecessor
(in millions)	Eleven Months Ended November 30, 2010	Year Ended December 31, 2009
Statutory rate applied to income before taxes	$44.8	$31.3
State and local income taxes, net of federalincome tax effects	10.7	5.5
Domestic manufacturing deductions	(2.6)	(1.2)
Valuation allowance for capital loss carryforward	14.3	—
Dividend received deduction	(0.2)	(0.9)
Other, net	0.1	0.1

Actual income tax provision	$67.1	$34.8

As further described in Note 10, net income for the eleven months ended November 30, 2010 included unrealized losses of $40.9 million related to derivative instruments held on November 30, 2010. For income tax purposes, MPC must classify gains and losses on these instruments as capital gains and losses. These capital losses may only be deducted for tax purposes to the extent of capital gains. For the purposes of the combined financial statements, management believes it is more likely than not that the Predecessor will not generate sufficient future capital gains to realize the capital losses. As such, a valuation allowance has been provided for the full value of the tax benefits related to these unrealized losses.

The results of Speedway, SuperMom’s LLC and the interest in Minnesota Pipe Line were included in the income tax returns of MPC LP prior to January 1, 2010. Beginning in 2010, the activity of these businesses was included in Marathon Oil’s income tax returns. MPC LP and Marathon Oil are continuously undergoing examination of their U.S. federal income tax returns by the Internal Revenue Service. Such audits have been completed through the 2007 tax year. MPC LP and Marathon Oil believe they have made adequate provision for federal income taxes and interest which may become payable for years not yet settled. Further, MPC LP and Marathon Oil are routinely involved in Minnesota tax audits. MPC LP and Marathon Oil believe all other audits will be resolved within the amounts paid and/or provided for these liabilities.

The Company (and previously, the Predecessor) follows the provisions of ASC 740 related to accounting for uncertainties in income taxes. No unrecognized tax benefits are recorded by the Company as of December 31, 2011 and 2010.